Schedule of EBITDA market multiple (Details)	Mar. 31, 2024 $ / shares
Bottom of range [member] | TSI Yatra Private Limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
EBITDA market multiple	$ 14.2
Discount applied	10.00%
Bottom of range [member] | Yatra for business private limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
EBITDA market multiple	$ 14.2
Discount applied	10.00%
Top of range [member] | TSI Yatra Private Limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
EBITDA market multiple	$ 16.7
Discount applied	20.00%
Top of range [member] | Yatra for business private limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
EBITDA market multiple	$ 16.7
Discount applied	20.00%